Accounting policies (Details)	12 Months Ended
Dec. 31, 2021 item
Credit cards
Financial assets carried at amortised cost
Write off period	4 years
Accounting developments
Number of arrear cycles after which the financial asset is written off	12
Financial Asset Writeoff Period	4 years
Minimum | Computer software
Intangible assets and goodwill
Estimated useful economic lives	3 years
Minimum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives	5 years
Maximum | Retail mortgages
Financial assets carried at amortised cost
Write off period	5 years
Accounting developments
Financial Asset Writeoff Period	5 years
Maximum | Overdrafts and other unsecured loans
Financial assets carried at amortised cost
Write off period	6 years
Accounting developments
Financial Asset Writeoff Period	6 years
Maximum | Business loans
Financial assets carried at amortised cost
Write off period	5 years
Accounting developments
Financial Asset Writeoff Period	5 years
Maximum | Computer software
Intangible assets and goodwill
Estimated useful economic lives	12 years
Maximum | Other acquired intangibles
Intangible assets and goodwill
Estimated useful economic lives	10 years